ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 44.6%
	U.S. TREASURY BILLS — 6.4%
5,000,000	United States Treasury Bill(a)			5.2400	04/18/24	$ 4,922,912

				Coupon Rate (%)
	U.S. TREASURY NOTES — 38.2%
20,000,000	United States Treasury Note			0.2500	03/15/24	19,800,978
5,000,000	United States Treasury Note			0.3750	04/15/24	4,931,319
2,500,000	United States Treasury Note			0.3750	09/15/24	2,421,176
2,500,000	United States Treasury Note			2.8750	06/15/25	2,443,994
						29,597,467

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $34,534,250)					34,520,379

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 17.0%
	MONEY MARKET FUNDS - 17.0%
4,122,273	Fidelity Money Market Government Portfolio Class I, 5.24%(b) (i)					4,122,273
9,030,910	First American Treasury Obligations Fund, Class X, 5.28%(b)					9,030,910
	TOTAL MONEY MARKET FUNDS (Cost $13,153,183)					13,153,183

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,153,183)					13,153,183

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.1%
1,300	Chicago Board Options Exchange VIX (h)	IB	01/17/2024	$ 20	$ 2,600,000	$ 37,050
1	Chicago Board Options Exchange VIX (h)	IB	02/14/2024	18	1,800	111
1	Chicago Board Options Exchange VIX (h)	IB	02/14/2024	19	1,900	98
1	Chicago Board Options Exchange VIX (h)	IB	02/14/2024	20	2,000	86
	TOTAL CALL OPTIONS PURCHASED (Cost - $106,175)					37,345

	TOTAL INDEX OPTIONS PURCHASED (Cost - $106,175)					37,345

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts(e)
	FUTURE OPTIONS PURCHASED - 1.5%		Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 1.5%
25	S&P Emini 3rd Week	SXM	02/16/2024	$ 4,800	$ 6,000,000	$ 112,813
75	S&P Emini 3rd Week	SXM	02/16/2024	4,850	18,187,500	236,250
125	S&P500 Emini Option	SXM	02/29/2024	4,900	30,625,000	315,625
101	S&P500 Emini Option	SXM	01/31/2024	4,800	24,240,000	366,124
75	S&P500 Emini Option	SXM	03/15/2024	4,975	18,656,250	133,125
	TOTAL CALL OPTIONS PURCHASED (Cost - $793,730)					1,163,937

	PUT OPTIONS PURCHASED - 0.0%(d)
1	S&P500 Emini Option	SXM	01/31/2024	$ 4,650	$ 232.500	$ 888
	TOTAL PUT OPTIONS PURCHASED (Cost - $5,413)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $799,143)					1,164,825

	TOTAL INVESTMENTS – 63.2% (Cost $48,592,751)					$ 48,875,732
	CALL OPTIONS WRITTEN - (1.2)% (Proceeds - $696,860)					(947,925)
	PUT OPTIONS WRITTEN - (0.0)%(f) (Proceeds - $22,750)					(10,125)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 38.0%					29,450,478
	NET ASSETS - 100.0%					$ 77,368,160

Contracts(e)
	WRITTEN FUTURE OPTIONS - (1.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (1.2)%
150	Emini SP M Week Option	SXM	01/03/2024	$ 4,925	$ 36,937,500	$ 750
250	S&P Emini 1st Week	SXM	01/05/2024	4,925	61,562,500	10,000
50	S&P Emini 3rd Week	SXM	02/16/2024	4,900	12,250,000	103,125
150	S&P Emini 3rd Week	SXM	02/16/2024	4,950	37,125,000	191,250
50	S&P EMINI Thursday Week	SXM	01/04/2024	4,940	12,350,000	250
200	S&P EMINI Tuesday Week	SXM	01/02/2024	4,935	49,350,000	500
250	S&P500 Emini Option	SXM	02/29/2024	5,000	62,500,000	259,375
202	S&P500 Emini Option	SXM	01/31/2024	4,900	49,490,000	270,175
150	S&P500 Emini Option	SXM	03/15/2024	5,075	38,062,500	112,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $696,860)					947,925

	PUT OPTIONS WRITTEN – (0.0)%(f)
150	Emini SP M Week Option	SXM	01/03/2024	$ 4,650	$ 34,875,000	$ 1,500
250	S&P Emini 1st Week	SXM	01/05/2024	4,625	57,812,500	6,875
50	S&P EMINI Thursday Week	SXM	01/04/2024	4,625	11,562,500	750

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts(e) (continued)
	WRITTEN FUTURE OPTIONS - (1.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS WRITTEN – (0.0)%(f) (Continued)
200	S&P EMINI Tuesday Week	SXM	01/02/2024	$ 4,575	$ 45,750,000	$ 1,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $22,750)					10,125

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $719,610)					$ 958,050

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(g)	Value and Unrealized Appreciation
6	CME E-Mini NASDAQ 100 Index Future			03/15/2024	$ 2,042,820	$ 29,701
20	CME E-mini Russell 2000 Index Futures			03/15/2024	2,047,700	29,210
105	CME E-Mini Standard & Poor's 500 Index Futures			03/15/2024	25,305,000	251,025
	TOTAL OPEN LONG FUTURES CONTRACTS					$ 309,936

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(g)	Value and Unrealized Appreciation
325	CBOE Volatility Index Future			01/17/2024	$ 4,566,640	$ 223,360
1	CBOE Volatility Index Future			02/14/2024	15,295	1,205
	TOTAL OPEN SHORT FUTURES CONTRACTS					$ 224,565

	TOTAL FUTURES CONTRACTS					$ 534,501

IB	Interactive Brokers
SXM	StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Each contract is equivalent to one futures contract.
(f)	Percentage rounds to greater than (0.1)%.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(h)	Illiquid security. Total illiquid securities represents (0.0)% of net assets as of December 31, 2023.
(i)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.